Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Statutory Reserves	Accumulated deficit	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2022	$ 14,027	$ 55,327,858	$ 166,038	$ (41,460,571)	$ 127,612	$ 14,174,964
Balance (in Shares) at Dec. 31, 2022	2,805,325
Net loss for the year				(1,903,277)		(1,903,277)
Foreign currency translation adjustment					(41,793)	(41,793)
Balance at Dec. 31, 2023	$ 14,027	55,327,858	166,038	(43,363,848)	85,819	12,229,894
Balance (in Shares) at Dec. 31, 2023	2,805,325
Net loss for the year				(2,004,831)		(2,004,831)
Foreign currency translation adjustment					1,439	1,439
Balance at Dec. 31, 2024	$ 14,027	55,327,858	166,038	(45,368,679)	87,258	10,226,502
Balance (in Shares) at Dec. 31, 2024	2,805,325
Net loss for the year				(2,277,606)		(2,277,606)
Foreign currency translation adjustment					(65,937)	(65,937)
Balance at Dec. 31, 2025	$ 14,027	$ 55,327,858	$ 166,038	$ (47,646,285)	$ 21,321	$ 7,882,959
Balance (in Shares) at Dec. 31, 2025	2,805,325